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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-08000
Invesco Van Kampen Select Sector Municipal Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin D. Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 01/31/11

Item 1. Schedule of Investments.

Invesco Van Kampen Select Sector
Municipal Trust
Quarterly Schedule of Portfolio Holdings
January 31, 2011

invesco.com/us	VK-CE-SSMUNI-QTR-1 01/11	Invesco Advisers, Inc.

Schedule of Investments
January 31, 2011
(Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 175.1%
	Alabama 2.2%
$750	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$701,513
600	Birmingham, AL Arpt Auth (AGM Insd)	5.250	07/01/30	585,354
1,250	Courtland, AL Indl Dev Brd Solid Waste Disp Rev Rfdg Intl Paper Co Proj (AMT)	5.200	06/01/25	1,126,812
500	Healthcare Auth for Baptist AL, Ser A (b)(e)	6.125	05/15/12	519,740
725	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	726,363

				3,659,782

	Alaska 0.4%
1,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	589,340

	Arizona 5.2%
610	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	631,557
915	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	938,031
250	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000	05/15/35	216,505
500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125	05/15/40	443,705
1,155	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	945,241
1,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	912,910
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$800	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)(e)	5.000%	07/01/14	$854,656
500	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)(e)	5.500	05/01/12	515,555
225	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)(e)	5.500	06/01/14	238,957
275	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)(e)	5.750	06/01/16	283,789
240	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Schs Proj	7.000	01/01/39	227,633
220	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Schs Proj	7.125	01/01/45	210,223
800	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	687,344
750	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	759,998
700	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	606,025

				8,472,129

	California 19.7%
5,000	Alameda Corridor Trans Auth CA Conv Cap Apprec Sub Lien Rfdg, Ser A (AMBAC Insd) (c)	0.000/5.400	10/01/24	3,924,900
1,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1	5.000	04/01/39	938,930
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$300	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	$103,932
400	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000%	07/01/34	401,548
1,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	4.950	08/01/23	1,686,600
965	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT)	5.050	02/01/29	895,993
1,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	1,067,737
1,300	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	1,257,880
500	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	475,095
275	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	288,516
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	337,441
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	333,707
225	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	229,061
325	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	328,858
700	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	750,351
425	California St Purp	5.750	04/01/31	425,098
500	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	520,715
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$200	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500%	12/15/47	$162,778
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Ref Conv Cap Apprec Rfdg (c)	0.000/5.800	01/15/20	4,700,400
160	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A1	4.500	06/01/27	115,693
1,565	Los Angeles Cnty, CA Pub Wks Fin Auth Rev Sr Lien Rfdg, Ser A (AGM Insd)	5.500	10/01/18	1,761,032
100	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	93,967
3,500	Palm Springs, CA Fin Auth Lease Rev Convention Ctr Proj, Ser A (NATL Insd)	5.500	11/01/35	3,235,295
400	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	390,048
525	San Diego Cnty, CA Regl Arpt Sub, Ser A	5.000	07/01/34	470,001
450	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg Second, Ser A4 (AMT) (b)(e)	6.500	05/01/12	479,254
1,000	San Francisco CA City & Cnty Arpt Commn Intl Arpt Second, Ser F	5.000	05/01/40	887,880
500	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bds, Ser A1	5.375	06/01/38	344,015
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.000%	06/01/37	$1,317,980
5,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A1	5.125	06/01/46	2,990,100
500	Twin Rivers, CA Uni Sch Dist Ctf Partn Sch Fac Brdg Pgm (AGM Insd) (b)(e)	3.500	05/31/13	498,705
750	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	753,232

				32,166,742

	Colorado 7.0%
5,000	Colorado Ed & Cultural Fac Charter Sch Proj (Syncora Gtd)	5.500	05/01/36	4,612,550
400	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	288,060
1,725	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	1,590,588
1,000	Colorado Hlth Fac Auth Rev Hosp Parkview Med Ctr Proj (Prerefunded @ 9/01/11)	6.500	09/01/20	1,035,070
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,057,170
1,500	Montrose, CO Mem Hosp	6.000	12/01/33	1,336,320
450	Regional Trans Dist CO Denver Trans Partners	6.000	01/15/34	413,816
550	Regional Trans Dist CO Denver Trans Partners	6.500	01/15/30	545,248
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$749	Salida, CO Hosp Dist Rev	5.250%	10/01/36	$572,685

				11,451,507

	Connecticut 1.3%
1,375	Connecticut St Dev Auth Wtr Fac Rev Aquarion Wtr Co CT Proj Rfdg (Syncora Gtd) (AMT)	5.100	09/01/37	1,121,711
600	Connecticut St Hsg Fin Auth Hsg Mtg Fin Pg Sub, Ser D-2 (AMT)	5.000	05/15/31	572,718
500	Hamden, Ct Fac Rev Whitney Ctr Proj, Ser B	6.125	01/01/14	501,850

				2,196,279

	District of Columbia 1.3%
900	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	925,515
290	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	302,244
275	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	276,460
550	District of Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	539,858

				2,044,077

	Florida 8.6%
635	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	564,750
1,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.000	06/01/14	1,047,850
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$880	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250%	06/01/17	$910,818
95	Escambia Cnty, FL Hlth Fac Auth Hlth Fac Rev FL Hlthcare (AMBAC Insd)	5.950	07/01/20	96,458
350	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	328,615
775	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	727,888
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)(e)	5.000	03/15/12	310,647
300	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)(e)	5.150	09/01/13	320,913
245	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $245,000) (d)	6.800	05/01/38	182,919
150	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $150,000) (d)	6.900	05/01/17	135,095
2,000	Miami Dade Cnty, FL Expwy Auth, Ser A	5.000	07/01/40	1,819,800
230	Miami Dade Cnty, FL Hlth Fac Auth Children’s Hosp Rfdg, Ser A	6.125	08/01/42	225,441
600	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	478,398
40	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (f)	6.125	05/01/35	0
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$25	Overoaks FL Cmnty Dev Dist Cap, Ser A-1	6.125%	05/01/35	$22,622
50	Overoaks FL Cmnty Dev Dist Cap, Ser A-2 (c)	0.000/6.125	05/01/35	28,374
110	Overoaks FL Cmnty Dev Dist Cap, Ser B (c)	0.000/5.125	05/01/17	89,265
400	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	351,064
1,000	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	1,060,000
2,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	2,031,675
1,100	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)(e)	5.350	05/01/18	1,131,768
250	Seminole Tribe, FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	235,253
335	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	237,291
300	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	252,879
300	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	207,414
270	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	179,858
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,000,160
200	World Comm Cmnty Dev Dist FL Spl Assmt (f)	5.500	05/01/38	64,026

				14,041,241

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia 4.6%
$1,250	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000%	01/01/33	$1,196,988
135	Atlanta, GA Tax Alloc Beltline Proj Remarketed, Ser B	6.750	01/01/20	134,544
245	Atlanta, GA Tax Allocation Beltline Proj, Ser B	6.750	01/01/20	244,172
75	Atlanta, GA Tax Allocation Beltline Proj, Ser B	7.375	01/01/31	73,501
1,675	Atlanta, GA Wtr & Wastewtr Rev, Ser A	5.250	11/01/17	1,845,867
450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	470,664
500	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	519,415
450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	464,629
535	Georgia Muni Elec Auth Pwr Rev Rfdg, Ser A (FGIC Insd) (g)	5.500	01/01/12	559,711
175	Georgia Muni Elec Auth Pwr Rev, Ser A (FGIC Insd)	5.500	01/01/12	180,801
1,200	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	1,218,780
600	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	603,024

				7,512,096

	Hawaii 1.0%
1,000	Hawaii PAC Hlth Spl Purp Rev, Ser B	5.625	07/01/30	928,090
750	Hawaii St Arpt Sys Rev, Ser A	5.000	07/01/39	701,475

				1,629,565

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho 0.9%
$250	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500%	11/01/23	$271,485
400	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	424,940
315	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/27	257,702
450	University Idaho Univ Rev Gen-2011 Rfdg (b)(e)	5.250	04/01/21	473,436

				1,427,563

	Illinois 14.5%
500	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	404,235
270	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	246,486
2,750	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	2,604,415
2,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	1,806,880
2,540	Chicago, IL O’Hare Intl Arpt Rev Second Lien Passenger Fac, Ser A (AMBAC Insd) (AMT)	5.375	01/01/32	2,294,738
1,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	1,292,984
1,425	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,391,270
285	Cook Cnty, IL Sch Dist No. 100 Berwyn South (AGM Insd)	8.100	12/01/15	359,014
300	Granite City Madison Cnty IL Waste Mgmt Inc Proj (AMT) (b)(e)	3.500	05/01/13	298,767
750	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	753,892
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$870	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375%	08/15/24	$902,834
500	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	507,055
2,000	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	1,831,840
3,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (AGM Insd)	5.500	05/15/24	3,006,870
500	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	502,625
750	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	792,120
1,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	838,120
600	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	586,848
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,210,498
825	Metropolitan Pier & Exposition IL Mccormick Pl Expansion, Ser A (AGM Insd)	5.500	06/15/50	754,248
1,175	Railsplitter Tobacco Settlement Auth IL	5.500	06/01/23	1,116,356
225	Will Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	193,473

				23,695,568

	Indiana 5.3%
260	Crown Point, IN Econ Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	256,342
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$2,525	East Chicago, IN Elem Sch Bldg Corp First Mtg Rfdg (AMBAC Insd)	6.250%	01/05/16	$2,727,631
4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr, Ser B6 (a)	5.000	11/15/36	4,110,330
1,000	Indiana St Dev Fin Auth Rev Rfdg (AMT)	5.950	08/01/30	953,480
600	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	640,836

				8,688,619

	Iowa 2.6%
1,125	Coralville, IA Ctf Partn, Ser D	5.250	06/01/26	1,128,026
1,515	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/14	1,520,394
2,185	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	1,544,467

				4,192,887

	Kansas 3.7%
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt Rfdg (NATL Insd)	5.250	10/01/21	74,889
1,250	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.500	11/15/23	1,346,412
1,000	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	1,006,070
250	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	205,930
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$3,500	Wamego, KS Pollutn Ctl Rev KS Gas & Elec Co Proj Rfdg (NATL Insd)	5.300%	06/01/31	$3,375,260

				6,008,561

	Kentucky 2.3%
600	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	566,376
600	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A1 (AGL Insd)	5.750	12/01/28	617,466
600	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	626,472
660	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	682,374
1,405	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	1,219,962

				3,712,650

	Louisiana 1.9%
371	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt (f)	5.250	07/01/17	197,457
400	Louisiana Pub Fac Auth Rev Entergy LA LLC Proj	5.000	06/01/30	369,180
750	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C2 (AGL Insd)	6.750	06/01/26	841,808
750	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)(e)	5.250	03/01/13	782,730
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$925	Saint John Baptist Parish LA Rev Marathon Oil Corp, Ser A	5.125%	06/01/37	$858,798

				3,049,973

	Maryland 1.7%
375	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	346,834
265	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	255,113
800	Maryland St Econ Dev Corp Student Hsg Rev Collegiate Hsg Salisbury, Ser A	6.000	06/01/19	807,224
770	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	661,437
800	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	692,424

				2,763,032

	Massachusetts 2.7%
530	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	522,379
225	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	148,126
2,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/15	2,047,540
650	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	616,187
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$1,145	Massachusetts St Indl Fin Agy Rev Wtr Treatment Amern Hingham (AMT)	6.750%	12/01/20	$1,145,309

				4,479,541

	Michigan 1.6%
800	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C1 (AGM Insd)	7.000	07/01/27	895,368
500	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	468,285
325	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)(e)	5.250	01/15/14	353,376
225	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)(e)	5.500	01/15/15	250,180
1,010	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	678,942

				2,646,151

	Minnesota 0.9%
650	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	707,889
450	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	479,038
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	198,203

				1,385,130

	Mississippi 0.2%
300	Mississippi Business Fin Corp MS Gulf Opportunity Zone Chevron USA Inc Proj, Ser E (b)(e)	0.250	02/28/11	300,000

	Missouri 2.7%
205	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	192,382
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$500	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev St Francis Med Ctr	5.500%	06/01/29	$479,350
500	Cass Cnty, MO Hosp Rev	5.625	05/01/38	413,135
650	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	653,763
1,000	Missouri St Hlth & Ed Fac Auth Hlth Fac Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	888,560
375	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Sr	5.500	02/01/42	331,114
1,250	Saint Charles, MO Ctf Partn, Ser B	5.500	05/01/18	1,286,163
250	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	218,535

				4,463,002

	Nebraska 1.8%
1,000	Municipal Energy Agy of NE Pwr Supply Sys Rev Rfdg, Ser A (BHAC Insd)	5.375	04/01/39	1,011,120
1,960	Nebraska Ed Fin Auth Rev Creighton Univ Proj Rfdg, Ser B (b)(e)	0.320	02/28/11	1,960,000

				2,971,120

	Nevada 0.6%
1,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	898,160

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire 0.3%
$200	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg The Utd Illuminating, Ser A (AMT) (b)(e)	6.875%	02/01/12	$208,508
275	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)(e)	7.125	02/01/12	286,264

				494,772

	New Jersey 0.3%
600	New Jersey Econ Dev Auth Rev MSU Student Hsg Proj Provident Group Montclair LLC	5.875	06/01/42	543,372

	New Mexico 2.8%
500	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser A (b)(e)	5.200	06/01/20	473,395
750	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser C	5.900	06/01/40	708,112
1,500	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,514,910) (d)	5.000	09/01/18	1,562,385
1,250	Jicarilla, NM Apache Nation Rev, Ser A (Acquired 10/23/03, Cost $1,275,475) (d)	5.500	09/01/23	1,285,563
500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	524,405

				4,553,860

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York 14.7%
$500	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250%	07/15/40	$488,155
210	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	205,792
2,000	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	1,899,260
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	2,442,330
700	New York City, Ser A-7 (LOC:
	JP Morgan Chase Bank) (b)(e)	0.240	02/28/11	700,090
5	New York City, Ser C	7.250	08/15/24	5,022
1,700	New York City, Ser I1 (a)	5.000	02/01/26	1,722,542
700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	722,351
750	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	769,845
1,600	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/28	1,631,472
6,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	6,741,714
6,300	Port Auth NY & NJ Cons 152nd (AMT) (a)	5.000	11/01/28	5,894,532
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$750	Port Auth NY & NJ Spl Oblig JFK Intl Air Terminal	6.000%	12/01/36	$723,997

				23,947,102

	North Carolina 2.1%
3,000	Charlotte, NC Ctf Partn Convention Fac Proj Rfdg, Ser A	5.500	08/01/19	3,282,270
150	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	124,324

				3,406,594

	North Dakota 0.3%
500	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150	07/01/40	451,765

	Ohio 5.3%
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	1,045,338
1,050	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	1,045,338
1,125	Lorain Cnty, OH Hosp Rev Rfdg Catholic, Ser C (AGM Insd) (a)	5.000	04/01/24	1,119,555
565	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	577,583
350	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	357,276
1,000	Ohio St Air Quality Dev Auth Rev Rfdg Columbus Southn Pwr Co, Ser B (b)	5.800	12/01/38	993,620
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,500	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625%	06/01/18	$1,579,515
850	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	870,621
575	Ohio St Higher Ed Fac Commn Summa Hlth Sys 2010 Proj	5.750	11/15/35	523,491
500	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)(e)	5.875	06/01/16	533,900
80	Toledo Lucas Cnty, OH Port Auth Dev Rev Northwest OH Bd Fd, Ser C (AMT) (g)	6.000	05/15/11	81,089

				8,727,326

	Oklahoma 0.5%
500	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	505,495
1,000	Mc Alester, OK Pub Wks Auth Util Sys Rev Cap Apprec (AGM Insd)	*	02/01/31	341,160

				846,655

	Pennsylvania 1.4%
500	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	481,085
900	Franklin Cnty, PA Indl Dev Rev Auth Rev Chambersburg Hosp Proj	5.375	07/01/42	806,877
850	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (c)	0.000/5.750	12/01/28	625,320
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$500	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (c)	0.000/6.000%	12/01/34	$371,475

				2,284,757

	South Carolina 11.1%
2,420	Beaufort Cnty, SC Tax Increment New Riv Redev Proj Area (NATL Insd)	5.500	06/01/20	2,562,828
10,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	10,135,400
3,000	Dorchester Cnty, SC Sch Dist No 002 Installment Pur Rev Growth	5.000	12/01/30	2,868,870
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	985,480
1,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	1,500,870
250	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	123,213

				18,176,661

	Tennessee 3.5%
1,250	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser B	6.000	10/01/35	1,063,963
1,500	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,666,200
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500%	07/01/25	$1,104,160
750	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg MTN St Hlth, Ser A	5.500	07/01/36	644,850
1,300	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	1,289,288

				5,768,461

	Texas 16.5%
575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	559,136
500	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	531,955
575	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	604,342
2,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (AGM Insd) (AMT)	5.500	11/01/21	2,060,580
225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	225,742
500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	501,750
1,900	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	1,802,416
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$300	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250%	12/01/35	$323,130
400	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	392,296
1,500	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/28	1,508,775
3,000	Houston, TX Util Sys Rev Rfdg Comb First Lien, Ser A (AGM Insd) (a)	5.000	11/15/36	2,938,020
1,200	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	1,151,964
575	Lower CO Riv Auth Tex Rev Rfdg, Ser A	5.000	05/15/40	528,661
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,210,687
500	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	524,500
1,000	North Cent, TX Hlth Fac Dev Corp Rev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	962,540
540	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	545,357
360	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	372,100
600	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L2 (b)(e)	6.000	01/01/13	646,962
1,000	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	945,250
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750%	11/15/37	$1,406,988
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	871,840
500	Tarrant Cnty, TX Cultural Ed Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	495,925
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	1,230,372
1,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/28	1,022,740
560	Texas Private Activity Surface Trans Corp Sr Lien NT Mobility	6.875	12/31/39	560,879
2,215	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	2,265,037
1,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	798,520

				26,988,464

	Virginia 1.6%
1,000	Richmond, VA Indl Dev Auth Govt Fac Rev Bds (AMBAC Insd)	5.000	07/15/15	1,088,260
1,400	Tobacco Settlement Fin Corp VA Asset Bk	5.500	06/01/26	1,550,472

				2,638,732

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington 8.6%
$1,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (a)	5.600%	01/01/36	$1,444,395
1,370	Energy Northwest WA Elec Rev Proj No 3 Rfdg, Ser A (AGM Insd)	5.500	07/01/18	1,409,922
3,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	2,530,230
5,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	4,795,550
560	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/07/08, Cost $560,000) (d)	6.000	01/01/27	506,721
3,000	Washington St, Ser B	5.500	05/01/18	3,323,760

				14,010,578

	West Virginia 1.9%
1,750	Harrison Cnty, WV Cmnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	1,531,355
400	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	388,556
425	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	401,353
400	West Virginia St Hosp Fin Auth Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/34	382,264
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$450	West Virginia St Hosp Fin Auth Rfdg & Impt Utd Hlth Sys, Ser C	5.500%	06/01/39	$422,388

				3,125,916

	Wisconsin 2.5%
175	Superior, WI Collateralized Util Rev Rfdg Superior Wtr Lt & Pwr Proj, Ser A (AMT)	5.375	11/01/21	175,033
150	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	139,563
1,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	1,017,730
1,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	1,102,948
370	Wisconsin St Gen Rev, Ser A	5.375	05/01/25	387,712
500	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Inc, Ser B (b)(e)	5.125	08/15/16	531,570
720	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Group	6.625	02/15/39	748,807

				4,103,363

	Wyoming 2.5%
500	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	507,905
3,500	Uinta Cnty, WY Pollutn Ctl Rev Chevron USA Inc Proj Rfdg (b)(e)	0.250	02/28/11	3,500,000

				4,007,905

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 3.9%
$1,100	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250%	07/01/27	$1,062,391
800	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	704,552
1,025	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (Prerefunded @ 8/01/11) (b)	5.000	08/01/39	1,048,903
750	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	691,148
850	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	791,299
2,350	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	2,110,676

				6,408,969

	Virgin Islands 0.6%
1,000	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Nt-Sr Lien, Ser A	5.000	10/01/25	964,659

Total Investments (h) 175.1%
(Cost $299,352,024)				285,894,626

Floating Rate Note and Dealer Trust Obligations Related to Securities Held (24.8%)
(40,445) Notes with interest rates ranging from 0.29% to 0.44% at 01/31/2011 and contractual maturities of collateral ranging from 09/01/23 to 06/01/39 (See Note 1D) (i)				(40,445,000)

Other Assets in Excess of Liabilities 1.1%				1,698,524

Preferred Shares (51.4%)				(83,866,946)

Net Assets Applicable to Common Shares 100.0%				$163,281,204

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Special Purpose Trusts entered into by the Trust (See Note 1D).

(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on January 31, 2011.

(c)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2011 was $4,507,398, which represented 2.76% of the Trust’s net assets.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at January 31, 2011 was $261,483 which represented 0.16% of the Trust’s net assets.

(g)	Escrowed to Maturity.

(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.72%
National Public Finance Guarantee Corp.	8.65
AMBAC Indemnity Corp.	5.54

(i)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at January 31, 2011. At January 31, 2011, the Trust’s investments with a value of $64,933,840 are held by Dealer Trusts and serve as collateral for the $40,445,000 in floating rate note and dealer trust obligations outstanding at that date.
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — Ambac Indemnity Corp. **
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
LOC — Letter of Credit
NATL — National Public Finance Guarantee Corp.
Syncora Gtd — Syncora Guaranteed Limited
**     Ambac filed for bankruptcy on November 8, 2010.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Select Sector Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Floating Rate Obligations Related to Securities Held – The Trust may invest in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to Special Purpose Trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate obligations. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note and dealer trust obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption Interest expense on the Statement of Operations.
     The Trust generally invest in inverse floating rate obligations that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate obligations are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate investments. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market
Invesco Van Kampen Select Sector Municipal Trust

fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
F.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During three months ended January 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$285,894,626	$—	$285,894,626

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2011 was $3,616,787 and $6,828,850 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,654,913

Aggregate unrealized (depreciation) of investment securities	(17,298,807)

Net unrealized appreciation (depreciation) of investment securities	$(12,643,894)

Cost of investments for tax purposes is $298,538,520.
Invesco Van Kampen Select Sector Municipal Trust

Item 2. Controls and Procedures.
(a)	As of March 21, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Select Sector Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: April 1, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: April 1, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: April 1, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.